Summary of Significant Accounting Policies - Basic and diluted net income (loss) per ordinary share (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares
Numerator:
Allocation of net income (loss)	$ 704,774	$ 3,451,264	$ 858,032	$ 5,972,538	$ 5,731,334	$ 8,589,153
Denominator:
Weighted average shares outstanding, basic	4,888,616	20,000,000	4,888,616	20,000,000	9,879,518	20,000,000
Weighted average shares outstanding, diluted	4,888,616	20,000,000	4,888,616	20,000,000	9,879,518	20,000,000
Basic net income (loss) per share	$ 0.14	$ 0.17	$ 0.18	$ 0.30	$ 0.58	$ 0.43
Diluted net income (loss) per share	$ 0.14	$ 0.17	$ 0.18	$ 0.30	$ 0.58	$ 0.43
Class B Ordinary shares
Numerator:
Allocation of net income (loss)	$ 328,042	$ 794,622	$ (431,618)	$ 1,419,855	$ 2,897,424	$ 1,417,092
Denominator:
Weighted average shares outstanding, basic	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Weighted average shares outstanding, diluted	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Basic net income (loss) per share	$ 0.07	$ 0.16	$ (0.09)	$ 0.28	$ 0.58	$ 0.28
Diluted net income (loss) per share	$ 0.07	$ 0.16	$ (0.09)	$ 0.28	$ 0.58	$ 0.28